UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number        811-22946
Guggenheim Strategy Funds Trust
(Exact name of registrant as specified in charter)
805 King Farm Blvd, Suite 600, Rockville, MD 20850
(Address of principal executive offices) (Zip code)
Amy J. Lee
805 King Farm Blvd, Suite 600, Rockville, MD 20850
 (Name and address of agent for service)
Registrant's telephone number, including area code:   (301) 296-5100
Date of fiscal year end:  September 30
Date of reporting period: October 1, 2016 – December 31, 2016

Item 1.  Schedule of Investments.
Attached hereto.

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face
	Amount	~	Value
SHORT TERM INVESTMENTS - 29.5%
FOREIGN GOVERNMENT BONDS†† - 14.7%
Government of Japan
0.00% due 04/06/17[1]	JPY 970,000,000		$8,305,161
0.00% due 01/30/17[1]	JPY 400,000,000		3,422,779
Kingdom of Sweden
0.00% due 03/15/17[1]	SEK 76,300,000		8,390,404
Government of United Kingdom
0.00% due 01/31/17[1]	GBP 4,065,000		5,008,840
0.00% due 01/30/17[1]	GBP 2,635,000		3,246,825
Kingdom of Spain
0.00% due 03/10/17[1]	EUR 3,950,000		4,161,432
0.00% due 02/17/17[1]	EUR 3,765,000		3,965,277
Republic of France
0.00% due 02/15/17[1]	EUR 7,610,000		8,017,421
Republic of Portugal
0.00% due 01/20/17[1]	EUR 7,580,000		7,979,049
Republic of Italy
0.00% due 01/31/17[1]	EUR 7,540,000		7,938,784
Total Foreign Government Bonds
(Cost $60,999,114)			60,435,972
COMMERCIAL PAPER†† - 7.2%
Snap-On, Inc.
0.90% due 01/12/17[2]	7,000,000		6,998,076
Nissan Motor Acceptance Corp.
0.95% due 01/18/17[2]	6,500,000		6,497,084
Ryder System, Inc.
0.94% due 01/13/17	6,280,000		6,278,032
Anheuser - Busch InBev Worldwide, Inc.
1.00% due 01/13/17[2]	5,000,000		4,998,333
General Mills, Inc.
0.90% due 01/19/17[2]	5,000,000		4,997,750
Total Commercial Paper
(Cost $29,769,275)			29,769,275
FEDERAL AGENCY DISCOUNT NOTES†† - 4.1%
Federal Home Loan Bank
0.48% due 01/23/17[3,8]	10,000,000		9,997,067
0.46% due 01/19/17[3,8]	7,000,000		6,998,390
Total Federal Agency Discount Notes
(Cost $16,995,457)			16,995,457
REPURCHASE AGREEMENTS†† - 2.9%
Mizuho Securities Company Ltd.
Issued 12/19/16 at 1.65% due 03/06/17	11,820,000		11,820,000
(Cost $11,820,000)
U.S. GOVERNMENT SECURITIES†† - 0.5%
United States Treasury Bill
0.00% due 01/19/17[1]	2,000,000		1,999,632
(Cost $1,999,550)
	Shares		Value
MONEY MARKET INSTRUMENTS† - 0.1%
Dreyfus Treasury Prime Cash Management Institutional Shares
0.31%[4]
(Cost $337,789)	337,789		337,789
Total Short Term Investments
(Cost $121,921,185)			121,358,125

	Face Amount	~	Value
ASSET BACKED SECURITIES†† - 31.1%
Collateralized Loan Obligations - 24.9%
Golub Capital Partners CLO Ltd.
2014-21A, 2.78% due 10/25/26[2,5]	8,750,000		$8,676,621
2015-25A, 2.68% due 08/05/27[2,5]	5,000,000		4,877,467
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 2.78% due 10/15/26[2,5]	12,000,000		11,910,526
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.77% due 04/28/26[2,5]	11,000,000		10,962,707
Tennenbaum Senior Loan Funding III LLC
2014-3, 2.28% due 10/24/24[5]	10,500,000		10,484,115
Great Lakes CLO Ltd.
2014-1A, 2.73% due 04/15/25[2,5]	9,900,000		9,899,823
GoldenTree Loan Opportunities VII Ltd.
2013-7A, 2.03% due 04/25/25[2,5]	5,600,000		5,587,272
Lime Street CLO Ltd.
2007-1A, 1.95% due 06/20/21[2,5]	6,000,000		5,550,837
NewMark Capital Funding CLO Ltd.
2013-1A, 2.05% due 06/02/25[2,5]	5,500,000		5,470,586
Monroe Capital CLO Ltd.
2014-1A, 2.68% due 10/22/26[2,5]	5,490,000		5,404,569
Vibrant CLO III Ltd.
2016-3A, 2.39% due 04/20/26[2,5]	4,100,000		4,090,531
Baker Street CLO II Ltd.
2006-1A, 1.61% due 10/15/19[2,5]	3,750,000		3,733,084
Northwoods Capital X Ltd.
2013-10A, 2.28% due 11/04/25[2,5]	3,500,000		3,489,870
Flagship CLO VI
2007-1A, 3.35% due 06/10/21[2,5]	3,250,000		3,241,927
CFIP CLO Ltd.
2014-1A, 2.35% due 04/13/25[2,5]	3,000,000		2,989,168
Madison Park Funding V Ltd.
2007-5A, 2.39% due 02/26/21[2,5]	3,000,000		2,915,968
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.48% due 07/25/25[2,5]	2,000,000		1,952,161

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016
	Face Amount	~	Value
ASSET BACKED SECURITIES†† - 31.1% (continued)
Collateralized Loan Obligations - 24.9% (continued)
Cerberus Onshore II CLO LLC
2014-1A, 2.88% due 10/15/23[2,5]	1,351,894		$1,351,127
Total Collateralized Loan Obligations			102,588,359
Credit Card - 4.8%
Capital One Multi-Asset Execution Trust
2007-A2, 0.78% due 12/16/19[5]	15,569,000		15,569,000
2015-A6, 1.07% due 06/15/20[5]	4,000,000		4,005,552
Total Credit Card			19,574,552
Automotive - 0.8%
CarMax Auto Owner Trust
2016-2, 1.17% due 06/17/19[5]	3,140,527		3,144,933
Collateralized Debt Obligations - 0.5%
Wrightwood Capital Real Estate CDO Ltd.
2005-1A, 1.23% due 11/21/40[2,5]	1,771,835		1,765,401
SRERS Funding Ltd.
2011-RS, 0.90% due 05/09/46[2,5]	405,506		399,517
Total Collateralized Debt Obligations			2,164,918
Financial - 0.1%
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX, 1.11% due 07/10/17[5]	480,654		478,694
Total Asset Backed Securities
(Cost $128,257,107)			127,951,456
CORPORATE BONDS†† - 28.7%
Financial - 23.0%
Station Place Securitization Trust
1.76% due 02/25/17†††,5	24,000,000		24,000,493
JPMorgan Chase & Co.
1.84% due 03/22/19[5]	5,400,000		5,437,212
Fifth Third Bank/Cincinnati OH
1.82% due 08/20/18[5]	5,400,000		5,434,625
National Bank of Canada
1.80% due 12/14/18[5]	5,400,000		5,424,062
Royal Bank of Canada
1.59% due 04/15/19[5]	5,400,000		5,422,761
US Bank North America/Cincinnati OH
1.47% due 01/29/18[5]	5,400,000		5,417,534
Capital One North America/Mclean VA
2.06% due 08/17/18[5]	5,350,000		5,407,363
Morgan Stanley
2.26% due 02/01/19[5]	5,300,000		5,397,128
	Face Amount	~	Value
CORPORATE BONDS†† - 28.7% (continued)
Financial - 23.0% (continued)
Santander UK plc
2.44% due 03/14/19[5]	5,300,000		$5,369,589
Royal Bank of Scotland Group plc
1.94% due 03/31/17[5]	5,350,000		5,348,309
Citigroup, Inc.
1.35% due 03/10/17	5,000,000		5,001,050
Sumitomo Mitsui Trust Bank Ltd.
1.79% due 10/18/19[2,5]	4,100,000		4,106,244
Australia & New Zealand Banking Group Ltd.
1.66% due 09/23/19[2,5]	4,000,000		4,004,648
Bank of America North America
1.71% due 12/07/18[5]	3,500,000		3,524,458
Macquarie Bank Ltd.
1.79% due 03/24/17[2,5]	2,650,000		2,652,912
Goldman Sachs Group, Inc.
2.09% due 04/30/18[5]	1,790,000		1,805,591
HCP, Inc.
5.63% due 05/01/17	1,000,000		1,013,291
Total Financial			94,767,270
Consumer, Non-cyclical - 3.6%
UnitedHealth Group, Inc.
1.33% due 01/17/17[5]	5,350,000		5,350,925
Ingredion, Inc.
1.80% due 09/25/17	4,060,000		4,065,136
AmerisourceBergen Corp.
1.15% due 05/15/17	4,050,000		4,048,522
Express Scripts Holding Co.
1.25% due 06/02/17	1,500,000		1,494,422
Total Consumer, Non-cyclical			14,959,005
Consumer, Cyclical - 1.3%
Daimler Finance North America LLC
1.59% due 08/03/17[2,5]	5,400,000		5,414,126
Communications - 0.8%
AT&T, Inc.
2.40% due 03/15/17	3,000,000		3,007,371
Total Corporate Bonds
(Cost $117,743,993)			118,147,772
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 7.8%
Residential Mortgage Backed Securities - 7.8%
CSMC Series
2014-7R, 0.74% due 10/27/36[2,5]	7,590,834		7,379,231
2014-2R, 0.79% due 02/27/46[2,5]	5,852,764		5,481,486
2014-7R, 0.74% due 12/27/37[2,5]	5,582,639		5,469,964
GSMSC Resecuritization Trust
2014-3R, 0.76% due 11/26/36[2,5]	4,501,380		4,381,793

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016
	Face Amount	~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 7.8% (continued)
Residential Mortgage Backed Securities - 7.8% (continued)
Nationstar HECM Loan Trust
2015-2A, 2.88% due 11/25/25[2]	3,482,244		$3,483,637
VOLT XXXIX LLC
2015-NP13, 4.13% due 10/25/45[2,6]	3,411,080		3,431,617
LSTAR Securities Investment Trust
2015-3, 2.62% due 03/01/20[2,5]	2,695,316		2,672,781
Total Collateralized Mortgage Obligations
(Cost $32,266,526)			32,300,509
	Face
	Amount	~	Value
MUNICIPAL BONDS†† - 2.8%
Florida - 1.8%
City of West Palm Beach Florida Utility System Revenue Bonds
0.76% due 10/01/38[5,7]	7,700,000		$7,700,000
Georgia - 1.0%
County of DeKalb GA Water & Sewerage Revenue
0.73% due 04/01/23[2,5,7]	4,000,000		4,000,000
Total Municipal Bonds
(Cost $11,700,000)			11,700,000
Total Investments - 99.9%
(Cost $411,888,811)			$411,457,862
Other Assets & Liabilities, net - 0.1%			302,916
Total Net Assets - 100.0%			$411,760,778
~	The face amount is denominated in U.S. Dollars, unless otherwise indicated.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
1	Zero coupon rate security.
2
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $170,238,845 (cost $170,527,634), or 41.3% of total net assets.

3	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
4	Rate indicated is the 7-day yield as of December 31, 2016.
5	Variable rate security. Rate indicated is rate effective at December 31, 2016.
6	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
7	Security has a maturity of more than one year, but has a variable rate and demand features which qualify it as a short-term security. The rate shown is that earned by the Fund as of December 31, 2016.
8	Rate indicated is effective yield at the time of purchase.

EUR	Euro
GBP	British pound
JPY	Japanese Yen
SEK	Swedish Krona

plc	Public Limited Company

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets:
Foreign Government Bonds	$—	$60,435,972	$—	$60,435,972
Commercial Paper	—	29,769,275	—	29,769,275
Federal Agency Discount Notes	—	16,995,457	—	16,995,457
Repurchase Agreements	—	11,820,000	—	11,820,000
U.S. Government Securities	—	1,999,632	—	1,999,632
Money Market Instruments	337,789	—	—	337,789
Asset Backed Securities	—	127,951,456	—	127,951,456
Corporate Bonds	—	94,147,279	24,000,493	118,147,772

Other Information (unaudited)

Collateralized Mortgage Obligations	—	32,300,509	—	32,300,509
Municipal Bonds	—	11,700,000	—	11,700,000
Forward Foreign Currency Exchange Contracts*	—	798,088	—	798,088
Total Assets	$337,789	$387,917,668	$24,000,493	$412,255,950
Liabilities:
Forward Foreign Currency Exchange Contracts*	—	182,561	—	182,561
* These amounts are reported as unrealized gain/(loss) as of December 31, 2016.
The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:
Category	Ending Balance as of 12/31/16	Valuation Technique	Unobservable Inputs
Corporate Bonds	$24,000,493	Option adjusted spread off the month end broker quote over the 3 month LIBOR	Indicative Quote
Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended December 31, 2016, there were no transfers between levels.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2016:

Level 3 – Fair value measurement using significant unobservable inputs
Corporate Bonds
Assets:
Beginning Balance	$23,988,233
Change in Unrealized Gain/(Loss)	12,260
Ending Balance	$24,000,493
Net change in unrealized appreciation (depreciation) for investments in securities still held as of December 31, 2016	$12,260

Other Information (unaudited)

As of December 31, 2016, the following forward foreign currency exchange contracts were outstanding:

	Contracts to Sell	Counterparty	Settlement Date	Settlement Value	Value as of 12/31/16	Net Unrealized Appreciation (Depreciation)
EUR	7,580,000
for USD	8,156,649	Bank of America Merrill Lynch	1/20/2017	$8,156,649	$7,986,270	$170,379
EUR	7,610,000
for USD	8,061,881	JP Morgan Chase	2/15/2017	8,061,881	8,029,284	32,597
EUR	7,540,000
for USD	8,022,228	JP Morgan Chase	1/31/2017	8,022,228	7,949,707	72,521
EUR	3,765,000
for USD	4,054,227	JP Morgan Chase	2/17/2017	4,054,227	3,972,787	81,440
EUR	3,950,000
for USD	4,144,301	Morgan Stanley	3/10/2017	4,144,301	4,172,155	(27,854)
GBP	2,635,000
for USD	3,260,286	Deutsche Bank AG	1/30/2017	3,260,286	3,249,816	10,470
GBP	4,065,000
for USD	5,028,933	Morgan Stanley	1/31/2017	5,028,933	5,013,631	15,302
JPY	970,000,000
for USD	8,289,819	Bank of America Merrill Lynch	4/6/2017	8,289,819	8,339,648	(49,829)
JPY	400,000,000
for USD	3,843,419	Morgan Stanley	1/30/2017	3,843,419	3,428,040	415,379
SEK	76,300,000
for USD	8,309,691	Goldman Sachs	3/15/2017	8,309,691	8,414,569	(104,878)
Net unrealized appreciation for forward foreign currency exchange contracts						$615,527

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face
	Amount~/Shares	Value
SHORT TERM INVESTMENTS- 18.5%
FOREIGN GOVERNMENT BONDS†† - 14.4%
Government of Japan
0.00% due 04/06/17[1]	JPY890,000,000	$7,620,200
0.00% due 01/30/17[1]	JPY370,000,000	3,166,071
Kingdom of Sweden
0.00% due 03/15/17[1]	SEK69,550,000	7,648,134
Government of United Kingdom
0.00% due 01/31/17[1]	GBP3,725,000	4,589,896
0.00% due 01/30/17[1]	GBP2,412,000	2,972,047
Kingdom of Spain
0.00% due 03/10/17[1]	EUR3,615,000	3,808,500
0.00% due 02/17/17[1]	EUR3,395,000	3,575,595
Republic of France
0.00% due 02/15/17[1]	EUR6,900,000	7,269,409
Republic of Italy
0.00% due 01/31/17[1]	EUR6,875,000	7,238,613
Republic of Portugal
0.00% due 01/20/17[1]	EUR6,785,000	7,142,196
Total Foreign Government Bonds
(Cost $55,546,094)		55,030,661
COMMERCIAL PAPER†† - 2.3%
Harley-Davidson Financial Services, Inc.
0.95% due 01/23/17[2,6]	$6,000,000	5,996,517
Snap-On, Inc.
0.90% due 01/12/17[2,6]	3,000,000	2,999,175
Total Commercial Paper
(Cost $8,995,692)		8,995,692
FEDERAL AGENCY DISCOUNT NOTES†† - 1.6%
Federal Home Loan Bank
0.46% due 01/19/17[6]
(Cost $5,998,620)	6,000,000	5,998,620
MONEY MARKET INSTRUMENTS† - 0.2%
Dreyfus Treasury Prime Cash Management Institutional Shares
0.31%[3]
(Cost $715,194)	715,194	715,194
Total Short Term Investments
(Cost $71,255,600)		70,740,167

	Face
	Amount~	Value
ASSET BACKED SECURITIES†† - 45.5%
Collateralized Loan Obligations - 42.0%
Golub Capital Partners CLO Ltd.
2016-33A, 3.39% due 11/21/28[2,4]	4,000,000	3,984,770
2014-21A, 2.78% due 10/25/26[2,4]	3,500,000	3,470,649
2015-25A, 2.68% due 08/05/27[2,4]	1,800,000	1,755,888
CIFC Funding Ltd.
2014-4A, 2.38% due 10/17/26[2,4]	5,000,000	5,002,593

	Face Amount~	Value
ASSET BACKED SECURITIES†† - 45.5% (continued)
Collateralized Loan Obligations - 42.0% (continued)
2007-2A, 2.48% due 04/15/21[2,4]	$1,500,000	$1,475,778
2014-4A, 2.37% due 10/17/26[2,4]	1,000,000	1,000,463
2007-1A, 2.38% due 05/10/21[2,4]	1,000,000	981,922
Great Lakes CLO Ltd.
2014-1A, 2.73% due 04/15/25[2,4]	3,500,000	3,499,938
2015-1A, 2.83% due 07/15/26[2,4]	2,500,000	2,482,478
2014-1A, 3.48% due 04/15/25[2,4]	2,000,000	1,967,392
LCM XII, LP
2015-12A, 2.14% due 10/19/22[2,4]	7,000,000	6,991,766
Dryden XXXI Senior Loan Fund
2014-31A, 2.23% due 04/18/26[2,4]	7,000,000	6,989,550
TICP CLO III Ltd.
2014-3A, 2.42% due 01/20/27[2,4]	6,500,000	6,492,935
Venture XVI CLO Ltd.
2014-16A, 2.38% due 04/15/26[2,4]	6,000,000	5,999,737
Carlyle Global Market Strategies CLO Ltd.
2013-4A, 2.35% due 10/15/25[2,4]	3,500,000	3,499,864
2013-2A, 2.03% due 04/18/25[2,4]	1,000,000	999,999
2015-1A, 2.11% due 04/20/22[2,4]	945,281	945,290
FS Senior Funding Ltd.
2015-1A, 2.68% due 05/28/25[2,4]	4,450,000	4,413,801
ACIS CLO Ltd.
2014-3A, 2.40% due 02/01/26[2,4]	2,125,000	2,119,793
2015-6A, 2.48% due 05/01/27[2,4]	2,000,000	2,009,956
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 2.78% due 10/15/26[2,4]	4,000,000	3,970,176
Cent CLO Ltd.
2014-20A, 2.36% due 01/25/26[2,4]	1,800,000	1,798,258
2013-19A, 2.22% due 10/29/25[2,4]	1,800,000	1,797,938
Vibrant CLO III Ltd.
2016-3A, 2.39% due 04/20/26[2,4]	3,600,000	3,591,686
Tralee CLO III Ltd.
2016-3A, 2.31% due 07/20/26[2,4]	3,600,000	3,590,112

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face
	Amount~	Value
ASSET BACKED SECURITIES†† - 45.5% (continued)
Collateralized Loan Obligations - 42.0% (continued)
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.77% due 04/28/26[2,4]	$2,700,000	$2,690,846
2014-3A, 3.37% due 04/28/26[2,4]	900,000	893,777
ACAS CLO Ltd.
2014-1A, 3.32% due 09/20/23[2,4]	3,500,000	3,499,839
Tennenbaum Senior Loan Funding III LLC
2014-3, 2.28% due 10/24/24[4]	3,500,000	3,494,705
Northwoods Capital XIV Ltd.
2014-14A, 2.50% due 11/12/25[2,4]	3,200,000	3,204,902
Fortress Credit BSL II Ltd.
2013-2A, 2.38% due 10/19/25[2,4]	3,000,000	2,997,900
Marea CLO Ltd.
2015-1A, 2.68% due 10/15/23[2,4]	3,000,000	2,995,010
Telos CLO Ltd.
2014-5A, 2.43% due 04/17/25[2,4]	2,000,000	1,997,205
2014-5A, 3.03% due 04/17/25[2,4]	750,000	747,485
CFIP CLO Ltd.
2014-1A, 2.35% due 04/13/25[2,4]	2,700,000	2,690,251
Oak Hill Credit Partners X Ltd.
2014-10A, 2.98% due 07/20/26[2,4]	2,650,000	2,650,233
Highbridge Loan Management Ltd.
2014-1A, 3.25% due 09/20/22[2,4]	2,500,000	2,503,284
Cavalry CLO II
2013-2A, 2.23% due 01/17/24[2,4]	2,500,000	2,499,963
Fortress Credit Investments IV Ltd.
2015-4A, 2.78% due 07/17/23[2,4]	2,500,000	2,486,863
Madison Park Funding VIII Ltd.
2014-8A, 3.08% due 04/22/22[2,4]	2,100,000	2,100,015
Lime Street CLO Ltd.
2007-1A, 1.95% due 06/20/21[2,4]	2,250,000	2,081,564
PFP Ltd.
2015-2, 2.71% due 07/14/34[2,4]	2,000,000	1,995,999
GoldenTree Loan Opportunities VII Ltd.
2013-7A, 2.03% due 04/25/25[2,4]	2,000,000	1,995,454

	Face Amount~	Value
ASSET BACKED SECURITIES†† - 45.5% (continued)
Collateralized Loan Obligations - 42.0% (continued)
RFTI Issuer Ltd.
2015-FL1, 2.45% due 08/15/30[2,4]	$1,920,897	$1,918,458
Monroe Capital CLO Ltd.
2014-1A, 2.68% due 10/22/26[2,4]	1,850,000	1,821,212
Cerberus Loan Funding XVI, LP
2016-2A, 2.94% due 11/17/27[2,4]	1,800,000	1,799,426
Ares XXIII CLO Ltd.
2014-1A, 3.08% due 04/19/23[2,4]	1,750,000	1,764,240
Regatta V Funding Ltd.
2014-1A, 4.03% due 10/25/26[2,4]	1,500,000	1,500,220
BNPP IP CLO Ltd.
2014-1A, 2.34% due 04/24/26[2,4]	1,500,000	1,498,242
TICP CLO I Ltd.
2014-1A, 2.38% due 04/26/26[2,4]	1,500,000	1,495,692
Marathon CLO VI Ltd.
2014-6A, 2.95% due 05/13/25[2,4]	1,500,000	1,487,692
Babson CLO Ltd.
2014-IA, 2.37% due 07/20/25[2,4]	1,450,000	1,447,329
Venture VII CDO Ltd.
2006-7A, 1.11% due 01/20/22[2,4]	1,444,789	1,434,296
Gallatin CLO VII Ltd.
2014-1A, 2.93% due 07/15/23[2,4]	1,350,000	1,338,380
Baker Street CLO II Ltd.
2006-1A, 1.61% due 10/15/19[2,4]	1,250,000	1,244,361
NewMark Capital Funding CLO Ltd.
2013-1A, 2.05% due 06/02/25[2,4]	1,250,000	1,243,315
Golub Capital BDC CLO LLC
2014-1A, 3.38% due 04/25/26[2,4]	1,200,000	1,183,388
Venture VI CDO Ltd.
2006-1A, 2.36% due 08/03/20[2,4]	1,200,000	1,174,200
LCM X, LP
2014-10A, 3.73% due 04/15/22[2,4]	1,100,000	1,100,000
Cerberus Onshore II CLO LLC
2014-1A, 2.88% due 10/15/23[2,4]	1,062,202	1,061,600
Cent CLO
2014-16A, 3.14% due 08/01/24[2,4]	1,000,000	1,000,090

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount~	Value
ASSET BACKED SECURITIES†† - 45.5% (continued)
Collateralized Loan Obligations - 42.0% (continued)
OCP CLO Ltd.
2016-11A, 3.28% due 04/26/28[2,4]	$1,000,000	$1,000,034
Galaxy XVIII CLO Ltd.
2014-18A, 2.35% due 10/15/26[2,4]	1,000,000	999,300
Flagship CLO VI
2007-1A, 3.35% due 06/10/21[2,4]	1,000,000	997,516
CVP Cascade CLO Ltd.
2013-CLO1, 2.33% due 01/16/26[2,4]	1,000,000	996,546
Resource Capital Corporation Ltd.
2014-CRE2, 1.75% due 04/15/32[2,4]	994,400	988,802
Ivy Hill Middle Market Credit Fund VII Ltd.
2013-7A, 3.18% due 10/20/25[2,4]	1,000,000	974,385
Madison Park Funding V Ltd.
2007-5A, 2.39% due 02/26/21[2,4]	1,000,000	971,989
Duane Street CLO IV Ltd.
2007-4A, 3.15% due 11/14/21[2,4]	900,000	889,881
Newstar Commercial Loan Funding LLC
2014-1A, 3.48% due 04/20/25[2,4]	750,000	743,566
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.48% due 07/25/25[2,4]	750,000	732,060
TICP CLO II Ltd.
2014-2A, 2.93% due 07/20/26[2,4]	600,000	599,966
San Gabriel CLO Ltd.
2007-1A, 3.20% due 09/10/21[2,4]	450,000	448,996
Marathon CLO IV Ltd.
2012-4A, 2.30% due 05/20/23[2,4]	238,966	238,949
Brentwood CLO Corp.
2006-1A, 1.16% due 02/01/22[2,4]	93,485	93,121
Total Collateralized Loan Obligations		160,545,279
Credit Card - 2.7%
Capital One Multi-Asset Execution Trust
2007-A2, 0.78% due 12/16/19[4]	6,800,000	6,800,000

	Face Amount~	Value
ASSET BACKED SECURITIES†† - 45.5% (continued)
Credit Card - 2.7% (continued)
2014-A2, 1.26% due 01/15/20	$3,500,000	$3,501,944
Total Credit Card		10,301,944
Collateralized Debt Obligations - 0.6%
Triaxx Prime CDO Ltd.
2006-2A, 1.03% due 10/02/39[2,4]	1,681,548	1,626,713
Wrightwood Capital Real Estate CDO Ltd.
2005-1A, 1.23% due 11/21/40[2,4]	578,401	576,301
SRERS Funding Ltd.
2011-RS, 0.90% due 05/09/46[2,4]	147,457	145,279
Total Collateralized Debt Obligations		2,348,293
Financial - 0.2%
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX, 1.11% due 07/10/17[4]	595,095	592,669
Total Asset Backed Securities
(Cost $173,703,180)		173,788,185
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.4%
Residential Mortgage Backed Securities - 13.1%
LSTAR Securities Investment Ltd.
2016-6, 2.77% due 11/01/21[2,4]	3,670,855	3,621,690
2016-4, 2.62% due 10/01/21[2,4]	3,324,172	3,287,715
2015-4, 2.62% due 04/01/20[2,4]	1,992,203	1,988,468
CSMC Series
2014-2R, 0.79% due 02/27/46[2,4]	2,284,796	2,139,857
2014-7R, 0.74% due 10/27/36[2,4]	2,130,718	2,071,322
2014-7R, 0.74% due 12/27/37[2,4]	1,944,203	1,904,963
Countrywide Asset-Backed Certificates
2006-6, 0.93% due 09/25/36[4]	3,497,662	3,249,389
LSTAR Commercial Mortgage Trust
2016-7, 2.61% due 12/01/21[2,4]	3,200,000	3,153,007
Structured Asset Investment Loan Trust
2005-1, 1.48% due 02/25/35[2,4]	1,388,698	1,338,825
2005-2, 1.49% due 03/25/35[4]	1,200,000	1,143,348

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.4% (continued)
Residential Mortgage Backed Securities - 13.1% (continued)
LSTAR Securities Investment Trust
2016-5, 2.77% due 11/01/21[2,4]	$1,467,338	$1,451,051
2015-3, 2.62% due 03/01/20[2,4]	1,010,744	1,002,293
VOLT XXXIX LLC
2015-NP13, 4.13% due 10/25/45[2,5]	2,387,756	2,402,131
GSAMP Trust
2005-HE6, 1.20% due 11/25/35[4]	2,400,000	2,359,500
Nationstar HECM Loan Trust
2015-2A, 2.88% due 11/25/25[2]	1,325,102	1,325,632
2016-3A, 2.01% due 08/25/26[2]	829,997	831,782
Encore Credit Receivables Trust
2005-4, 1.20% due 01/25/36[4]	2,150,000	2,107,560
CIT Mortgage Loan Trust
2007-1, 2.21% due 10/25/37[2,4]	2,029,994	1,988,891
Banc of America Funding Ltd.
2013-R1, 0.75% due 11/03/41[2,4]	2,159,962	1,968,332
VOLT XL LLC
2015-NP14, 4.38% due 11/27/45[2,5]	1,870,267	1,884,528
VOLT LIII LLC
2016-NP13, 3.88% due 12/26/46[2,5]	1,700,000	1,703,141
Bayview Opportunity Master Fund IIIa Trust
2016-RN3, 3.60% due 09/29/31[2,5]	1,367,335	1,362,230
First Frankin Mortgage Loan Trust
2006-FF4, 0.95% due 03/25/36[4]	1,352,019	1,280,982
GSMSC Resecuritization Trust
2014-3R, 0.76% due 11/26/36[2,4]	1,303,031	1,268,414
Structured Asset Securities Corporation Mortgage Loan Trust
2006-BC1, 0.92% due 03/25/36[4]	695,555	662,738
2006-NC1, 0.91% due 05/25/36[4]	564,034	532,111
VOLT L LLC
2016-NP10, 3.50% due 09/25/46[2,5]	986,626	984,006

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.4% (continued)
Residential Mortgage Backed Securities - 13.1% (continued)
Accredited Mortgage Loan Trust
2007-1, 0.89% due 02/25/37[4]	$475,839	$459,537
New Century Home Equity Loan Trust Series
2005-C, 1.01% due 12/25/35[4]	442,384	432,173
Total Residential Mortgage Backed Securities		49,905,616
Commercial Mortgage Backed Securities - 7.3%
CDGJ Commercial Mortgage Trust
2014-BXCH, 2.39% due 12/15/27[2,4]	7,000,000	7,008,787
JP Morgan Chase Commercial Mortgage Securities Trust
2014-FL5, 1.70% due 07/15/31[2,4]	2,795,840	2,798,746
2014-FL5, 2.64% due 07/15/31[2,4]	2,250,000	2,219,672
Cosmopolitan Hotel Trust
2016-CSMO, 2.10% due 11/15/33[2,4]	4,500,000	4,522,557
Morgan Stanley Capital I Trust
2015-XLF1, 2.89% due 08/13/19[2,4]	4,000,000	3,989,691
BAMLL Commercial Mortgage Securities Trust
2014-ICTS, 1.80% due 06/15/28[2,4]	2,000,000	1,998,956
2014-ICTS, 2.10% due 06/15/28[2,4]	1,500,000	1,469,897
BLCP Hotel Trust
2014-CLRN, 2.05% due 08/15/29[2,4]	2,000,000	1,988,211
GAHR Commercial Mortgage Trust
2015-NRF, 2.00% due 12/15/34[2,4]	1,981,671	1,984,747
Total Commercial Mortgage Backed Securities		27,981,264
Total Collateralized Mortgage Obligations
(Cost $77,774,710)		77,886,880
CORPORATE BONDS†† - 16.7%
Financial - 12.4%
Station Place Securitization Trust
1.76% due 02/25/17†††,4	6,400,000	6,400,131
National Bank of Canada
1.80% due 12/14/18[4]	3,800,000	3,816,932

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount~	Value
CORPORATE BONDS†† - 16.7% (continued)
Financial - 12.4% (continued)
Capital One North America/Mclean VA
2.06% due 08/17/18[4]	$3,400,000	$3,436,455
1.72% due 09/13/19[4]	200,000	200,724
Royal Bank of Canada
1.59% due 04/15/19[4]	3,600,000	3,615,174
Sumitomo Mitsui Trust Bank Ltd.
1.79% due 10/18/19[2,4]	3,600,000	3,605,483
Fifth Third Bank/Cincinnati OH
1.82% due 08/20/18[4]	3,500,000	3,522,442
Westpac Banking Corp.
1.61% due 05/13/19[4]	3,500,000	3,514,403
Morgan Stanley
2.26% due 02/01/19[4]	3,300,000	3,360,476
US Bank North America/Cincinnati OH
1.47% due 01/29/18[4]	3,300,000	3,310,715
Santander UK plc
2.44% due 03/14/19[4]	3,200,000	3,242,016
JPMorgan Chase & Co.
1.84% due 03/22/19[4]	3,000,000	3,020,673
Citigroup, Inc.
1.35% due 03/10/17	2,000,000	2,000,420
Royal Bank of Scotland Group plc
1.94% due 03/31/17[4]	1,750,000	1,749,447
Bank of America North America
1.71% due 12/07/18[4]	1,395,000	1,404,748
Macquarie Bank Ltd.
1.79% due 03/24/17[2,4]	800,000	800,879

	Face
	Amount~	Value
CORPORATE BONDS†† - 16.7% (continued)
Financial - 12.4% (continued)
Goldman Sachs Group, Inc.
2.09% due 04/30/18[4]	$550,000	$554,791
Total Financial		47,555,909
Consumer, Cyclical - 1.5%
Daimler Finance North America LLC
1.59% due 08/03/17[2,4]	4,400,000	4,411,510
Lennar Corp.
4.50% due 06/15/19	1,400,000	1,445,500
Total Consumer, Cyclical		5,857,010
Consumer, Non-cyclical - 1.2%
Tenet Healthcare Corp.
4.46% due 06/15/20[4]	2,000,000	2,015,000
AmerisourceBergen Corp.
1.15% due 05/15/17	1,400,000	1,399,489
Ingredion, Inc.
1.80% due 09/25/17	1,245,000	1,246,575
Total Consumer, Non-cyclical		4,661,064
Communications - 0.9%
AT&T, Inc.
2.40% due 03/15/17	2,000,000	2,004,914
Level 3 Financing, Inc.
4.76% due 01/15/18[4]	1,380,000	1,381,725
Total Communications		3,386,639
Industrial - 0.7%
CNH Industrial Capital LLC
3.88% due 07/16/18	2,052,000	2,085,345
3.63% due 04/15/18	500,000	506,250
Total Industrial		2,591,595
Total Corporate Bonds
(Cost $63,743,891)		64,052,217
Total Investments - 101.1%
(Cost $386,477,381)		$386,467,449
Other Assets & Liabilities, net - (1.1)%		(4,135,977)
Total Net Assets - 100.0%		$382,331,472

~	The face amount is denominated in U.S. Dollars, unless otherwise noted.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
1	Zero coupon rate security.
2
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $242,871,974 (cost $242,810,853), or 63.5% of total net assets.

3	Rate indicated is the 7-day yield as of December 31, 2016.
4	Variable rate security. Rate indicated is rate effective at December 31, 2016.
5	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
6	Rate indicated is effective yield at the time of purchase.

plc	Public Limited Company
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

See Sector Classification in Supplemental Information section.

Other Information (unaudited)

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Foreign Government Bonds	$—	$55,030,661	$—	$55,030,661
Commercial Paper	—	8,995,692	—	8,995,692
Federal Agency Discount Notes	—	5,998,620	—	5,998,620
Money Market Instruments	715,194	—	—	715,194
Asset Backed Securities	—	173,788,185	—	173,788,185
Collateralized Mortgage Obligations	—	77,886,880	—	77,886,880
Corporate Bonds	—	57,652,086	6,400,131	64,052,217
Forward Foreign Currency Exchange Contracts*	—	729,459	—	729,459
Total	$715,194	$380,081,583	$6,400,131	$387,196,908
Liabilities
Forward Foreign Currency Exchange Contracts*	$—	$166,811	$—	$166,811
*These amounts are reported as unrealized gain/(loss) as of December 31, 2016.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at 12/31/16	Valuation Technique	Unobservable Inputs
Corporate Bonds	$ 6,400,131	Option adjusted spread off the prior month end broker quote over the 3 month LIBOR	Indicative Quote

Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The transfers in and out of the valuation levels as of December 31, 2016 compared to the valuation levels at the end of the previous fiscal year are detailed below:

Transfer from Level 3 to Level 2	$ 831,782

The transfer from Level 3 to Level 2 is due to the availability of market price information at period end.

Other Information (unaudited)

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2016:

Level 3 – Fair value measurements using significant unobservable inputs

	Corporate Bonds	Collateralized Mortgage Obligations	Total
Assets:
Beginning Balance	$6,396,862	$954,102	$7,350,964
Paydowns received	-	(118,510)	(118,510)
Change in Unrealized Gain/(Loss)	3,269	(3,810)	(541)
Transfers out of Level 3	-	(831,782)	(831,782)
Ending Balance	$6,400,131	$-	$6,400,131
Net change in unrealized
appreciation (depreciation) for
investments in securities still held
at December 31, 2016	$3,269	$-	$3,269

As of December 31, 2016, the following forward foreign currency exchange contracts were outstanding:

			Settlement	Settlement	Value at	Net Unrealized Appreciation
Contracts to Sell		Counterparty	Date	Value	12/ 31/ 16	(Depreciation)
EUR	6,785,000
for USD	7,301,169	Bank of America Merrill Lynch	1/20/2017	$7,301,169	$7,148,659	$152,510
EUR	6,900,000
for USD	7,309,722	JP Morgan Chase	2/15/2017	7,309,722	7,280,166	29,556
EUR	6,875,000
for USD	7,314,698	JP Morgan Chase	1/31/2017	7,314,698	7,248,573	66,125
EUR	3,395,000
for USD	3,655,804	JP Morgan Chase	2/17/2017	3,655,804	3,582,368	73,436
EUR	3,615,000
for USD	3,792,822	Morgan Stanley	3/10/2017	3,792,822	3,818,314	(25,492)
GBP	2,412,000
for USD	2,984,368	Deutsche Bank AG	1/30/2017	2,984,368	2,974,784	9,584
GBP	3,725,000
for USD	4,608,309	Morgan Stanley	1/31/2017	4,608,309	4,594,287	14,022
JPY	890,000,000
for USD	7,606,123	Bank of America Merrill Lynch	4/06/2017	7,606,123	7,651,842	(45,719)
JPY	370,000,000
for USD	3,555,163	Morgan Stanley	1/30/2017	3,555,163	3,170,937	384,226
SEK	69,550,000
for USD	7,574,561	Goldman Sachs	3/15/2017	7,574,561	7,670,161	(95,600)
Total unrealized appreciation for forward foreign currency exchange contracts						$562,648

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares/Face
	Amount~		Value
SHORT TERM INVESTMENTS - 8.3%
FOREIGN GOVERNMENT BONDS†† - 6.8%
Republic of Italy
0.00% due 01/31/17[1]	EUR 4,095,000		$4,311,581
Republic of Portugal
0.00% due 03/17/17[1]	EUR 3,240,000		3,410,723
0.00% due 01/20/17[1]	EUR 1,020,000		1,073,698
Government of Japan
0.00% due 04/06/17[1]	JPY 260,000,000		2,226,126
0.00% due 01/30/17[1]	JPY 230,000,000		1,968,098
Kingdom of Spain
0.00% due 03/10/17[1]	EUR 2,140,000		2,254,548
Total Foreign Government Bonds
(Cost $15,472,044)			15,244,774
MONEY MARKET FUND† - 1.1%
Dreyfus Treasury Prime Cash Management Institutional Shares
0.31%[2]	2,413,021		2,413,021
(Cost $2,413,021)
FEDERAL AGENCY DISCOUNT NOTES†† - 0.4%
Federal Home Loan Bank
0.46% due 01/19/17[6]
(Cost $999,770)	1,000,000		999,770
Total Short Term Investments
(Cost $18,884,835)			18,657,565

	Face
	Amount	~	Value
ASSET BACKED SECURITIES†† - 52.8%
Collateralized Loan Obligations - 51.1%
CIFC Funding Ltd.
2014-4A, 2.38% due 10/17/26[3,4]	2,000,000		2,001,037
2014-1A, 3.00% due 08/14/24[3,4]	1,980,000		1,983,833
2007-2A, 2.62% due 04/15/21[3,4]	1,750,000		1,721,741
2014-4A, 2.37% due 10/17/26[3,4]	1,000,000		1,000,463
2007-1A, 2.38% due 05/10/21[3,4]	1,000,000		981,922
Golub Capital Partners CLO Ltd.
2014-21A, 2.78% due 10/25/26[3,4]	2,750,000		2,726,938
2016-33A, 3.39% due 11/21/28[3,4]	2,500,000		2,490,481
2015-25A, 2.68% due 08/05/27[3,4]	1,500,000		1,463,240
TICP CLO III Ltd.
2014-3A, 2.42% due 01/20/27[3,4]	3,900,000		3,895,760
Venture XVI CLO Ltd.
2014-16A, 2.38% due 04/15/26[3,4]	3,750,000		3,749,835
Great Lakes CLO Ltd.
2014-1A, 2.87% due 04/15/25[3,4]	2,100,000		2,099,962
2014-1A, 3.62% due 04/15/25[3,4]	600,000		590,218
2014-1A, 4.72% due 04/15/25[3,4]	250,000		243,248

	Face Amount	~	Value
ASSET BACKED SECURITIES†† - 52.8% (continued)
Collateralized Loan Obligations - 51.1% (continued)
Voya CLO Ltd.
2013-1A, 2.02% due 04/15/24[3,4]	1,600,000		$1,594,959
2015-3A, 3.97% due 10/15/22[3,4]	1,000,000		999,966
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.92% due 04/28/26[3,4]	1,200,000		1,195,932
2014-3A, 3.51% due 04/28/26[3,4]	1,200,000		1,191,703
Baker Street CLO II Ltd.
2006-1A, 1.61% due 10/15/19[3,4]	2,300,000		2,289,625
Vibrant CLO III Ltd.
2016-3A, 2.39% due 04/20/26[3,4]	2,200,000		2,194,919
Tralee CLO III Ltd.
2016-3A, 2.31% due 07/20/26[3,4]	2,200,000		2,193,958
FS Senior Funding Ltd.
2015-1A, 2.82% due 05/28/25[3,4]	2,200,000		2,182,104
Carlyle Global Market Strategies CLO Ltd.
2013-4A, 2.49% due 10/15/25[3,4]	1,500,000		1,499,942
2014-2A, 3.78% due 07/20/23[3,4]	500,000		503,114
ACIS CLO Ltd.
2015-6A, 2.48% due 05/01/27[3,4]	1,000,000		1,004,978
2014-3A, 2.40% due 02/01/26[3,4]	1,000,000		997,550
LCM XII, LP
2015-12A, 2.28% due 10/19/22[3,4]	2,000,000		1,997,647
Dryden XXXI Senior Loan Fund
2014-31A, 2.37% due 04/18/26[3,4]	2,000,000		1,997,014
Tennenbaum Senior Loan Funding III LLC
2014-3, 2.28% due 10/24/24[3]	2,000,000		1,996,974
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 2.92% due 10/15/26[3,4]	2,000,000		1,985,088
Ivy Hill Middle Market Credit Fund VII Ltd.
2013-7A, 3.18% due 10/20/25[3,4]	2,000,000		1,948,770
Northwoods Capital XIV Ltd.
2014-14A, 2.50% due 11/12/25[3,4]	1,900,000		1,902,910

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount	~	Value
ASSET BACKED SECURITIES†† - 52.8% (continued)
Collateralized Loan Obligations - 51.1% (continued)
Steele Creek CLO Ltd.
2014-1A, 3.16% due 08/21/26[3,4]	1,800,000		$1,791,071
Telos CLO Ltd.
2014-5A, 2.57% due 04/17/25[3,4]	1,200,000		1,198,323
2014-5A, 3.17% due 04/17/25[3,4]	500,000		498,323
CFIP CLO Ltd.
2014-1A, 2.49% due 04/13/25[3,4]	1,650,000		1,644,042
Duane Street CLO IV Ltd.
2007-4A, 3.15% due 11/14/21[3,4]	850,000		840,443
2007-4A, 1.90% due 11/14/21[3,4]	750,000		730,175
ALM XIV Ltd.
2014-14A, 2.32% due 07/28/26[3,4]	1,500,000		1,501,414
Flatiron CLO 2013-1 Ltd.
2013-1A, 3.02% due 01/17/26[3,4]	1,500,000		1,500,053
Cavalry CLO II
2013-2A, 2.37% due 01/17/24[3,4]	1,500,000		1,499,978
Marea CLO Ltd.
2015-1A, 2.82% due 10/15/23[3,4]	1,500,000		1,497,505
Garrison Funding Ltd.
2015-1A, 3.43% due 05/25/27[3,4]	1,400,000		1,400,804
Oak Hill Credit Partners X Ltd.
2014-10A, 2.98% due 07/20/26[3,4]	1,400,000		1,400,123
Golub Capital BDC CLO LLC
2014-1A, 3.38% due 04/25/26[3,4]	1,400,000		1,380,620
Madison Park Funding VIII Ltd.
2014-8A, 3.08% due 04/22/22[3,4]	1,300,000		1,300,009
ACAS CLO Ltd.
2014-1A, 3.32% due 09/20/23[3,4]	1,250,000		1,249,942
Fortress Credit Investments IV Ltd.
2015-4A, 2.91% due 07/17/23[3,4]	1,250,000		1,243,431
BNPP IP CLO Ltd.
2014-1A, 2.34% due 04/24/26[3,4]	1,200,000		1,198,594
TICP CLO I Ltd.
2014-1A, 2.38% due 04/26/26[3,4]	1,200,000		1,196,554
Neuberger Berman CLO Ltd.
2014-12A, 2.98% due 07/25/23[3,4]	1,100,000		1,099,993

	Face Amount~	Value
ASSET BACKED SECURITIES†† - 52.8% (continued)
Collateralized Loan Obligations - 51.1% (continued)
TICP CLO II Ltd.
2014-2A, 3.08% due 07/20/26[3,4]	1,100,000	$1,099,938
Cerberus Loan Funding XVI, LP
2016-2A, 3.07% due 11/17/27[3,4]	1,100,000	1,099,649
Cent CLO Ltd.
2013-19A, 2.22% due 10/29/25[3,4]	1,100,000	1,098,740
Black Diamond CLO Ltd.
2013-1A, 2.29% due 02/01/23[3,4]	1,074,596	1,069,498
Carlyle Global Market Strategies CLO 2013-3 Ltd.
2013-3A, 2.14% due 07/15/25[3,4]	1,050,000	1,049,746
Resource Capital Corporation Ltd.
2014-CRE2, 1.76% due 04/15/32[3,4]	1,041,753	1,035,888
Ares XXIII CLO Ltd.
2014-1A, 3.22% due 04/19/23[3,4]	1,000,000	1,008,137
Catamaran CLO Ltd.
2016-1A, 2.87% due 12/20/23[3,4]	1,000,000	1,004,496
Benefit Street Partners CLO V Ltd.
2014-VA, 2.48% due 10/20/26[3,4]	1,000,000	1,000,916
Adirondack Park CLO Ltd.
2013-1A, 4.02% due 04/15/24[3,4]	1,000,000	1,000,792
Regatta V Funding Ltd.
2014-1A, 4.03% due 10/25/26[3,4]	1,000,000	1,000,147
OCP CLO Ltd.
2016-11A, 3.28% due 04/26/28[3,4]	1,000,000	1,000,034
LCM X, LP
2014-10A, 3.73% due 04/15/22[3,4]	1,000,000	1,000,000
Shackleton CLO Ltd.
2016-7A, 2.92% due 04/15/27[3,4]	1,000,000	999,911
WhiteHorse VI Ltd.
2016-1A, 2.78% due 02/03/25[3,4]	1,000,000	999,187
Venture XI CLO Ltd.
2015-11A, 2.85% due 11/14/22[3,4]	1,000,000	998,051
PFP Ltd.
2015-2, 2.77% due 07/14/34[3,4]	1,000,000	998,000
Venture XIX CLO Ltd.
2016-19A, 2.74% due 01/15/27[3,4]	1,000,000	997,870

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount~	Value
ASSET BACKED SECURITIES†† - 52.8% (continued)
Collateralized Loan Obligations - 51.1% (continued)
GoldenTree Loan Opportunities VII Ltd.
2013-7A, 2.03% due 04/25/25[3,4]	1,000,000	$997,727
Flatiron CLO Ltd.
2014-1A, 2.26% due 07/17/26[3,4]	1,000,000	997,328
Atlas Senior Loan Fund V Ltd.
2016-1A, 3.53% due 07/16/26[3,4]	1,000,000	994,929
NewMark Capital Funding CLO Ltd.
2013-1A, 2.05% due 06/02/25[3,4]	1,000,000	994,652
Marathon CLO VI Ltd.
2014-6A, 2.95% due 05/13/25[3,4]	1,000,000	991,795
Cereberus ICQ Levered LLC
2015-1A, 2.93% due 11/06/25[3,4]	1,000,000	991,599
Monroe Capital CLO Ltd.
2014-1A, 2.68% due 10/22/26[3,4]	1,000,000	984,439
Rockwall CDO Ltd.
2007-1A, 1.44% due 08/01/24[3,4]	1,000,000	981,304
WhiteHorse IV Ltd.
2007-4A, 2.47% due 01/17/20[3,4]	1,000,000	980,615
RFTI Issuer Ltd.
2015-FL1, 2.45% due 08/15/30[3,4]	960,449	959,229
Brentwood CLO Corp.
2006-1A, 1.71% due 02/01/22[3,4]	1,000,000	958,949
Cerberus Onshore II CLO LLC
2014-1A, 3.02% due 10/15/23[3,4]	869,075	868,582
Gallatin CLO VII Ltd.
2014-1A, 3.07% due 07/15/23[3,4]	800,000	793,114
Marine Park CLO Ltd.
2015-1A, 2.19% due 05/18/23[3,4]	785,000	784,671
Venture VII CDO Ltd.
2006-7A, 1.11% due 01/20/22[3,4]	642,128	637,465
Palmer Square CLO Ltd.
2014-1A, 3.43% due 10/17/22[3,4]	600,000	600,000
CVP Cascade CLO Ltd.
2013-CLO1, 2.47% due 01/16/26[3,4]	600,000	597,927
MAPS CLO Fund II Ltd.
2007-2A, 1.12% due 07/20/22[3,4]	516,708	515,470

	Face Amount~	Value
ASSET BACKED SECURITIES†† - 52.8% (continued)
Collateralized Loan Obligations - 51.1% (continued)
Flagship CLO VI
2007-1A, 3.35% due 06/10/21[3,4]	500,000	$498,758
Madison Park Funding V Ltd.
2007-5A, 2.39% due 02/26/21[3,4]	500,000	485,995
Lime Street CLO Ltd.
2007-1A, 1.95% due 06/20/21[3,4]	500,000	462,570
San Gabriel CLO Ltd.
2007-1A, 3.20% due 09/10/21[3,4]	450,000	448,996
Franklin CLO VI Ltd.
2007-6A, 1.12% due 08/09/19[3,4]	301,133	300,032
Newstar Commercial Loan Funding LLC
2014-1A, 3.48% due 04/20/25[3,4]	250,000	247,855
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.48% due 07/25/25[3,4]	250,000	244,020
Total Collateralized Loan Obligations		115,576,249
Collateralized Debt Obligations - 1.5%
Anchorage Credit Funding 4 Ltd.
2016-4A, 3.50% due 02/15/35[4]	2,250,000	2,185,824
Triaxx Prime CDO Ltd.
2006-2A, 1.03% due 10/02/39[3,4]	840,774	813,357
Wrightwood Capital Real Estate CDO Ltd.
2005-1A, 1.23% due 11/21/40[3,4]	192,800	192,100
SRERS Funding Ltd.
2011-RS, 0.90% due 05/09/46[3,4]	147,457	145,279
Gramercy Real Estate CDO Ltd.
2006-1A, 1.25% due 07/25/41[3,4]	86,413	86,282
Total Collateralized Debt Obligations		3,422,842
Financial - 0.2%
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX, 1.21% due 07/10/17[3]	465,395	463,498
Total Asset Backed Securities
(Cost $119,203,649)		119,462,589

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 26.0%
Residential Mortgage Backed Securities - 19.1%
LSTAR Securities Investment Ltd.
2016-6, 2.77% due 11/01/21[3,4]	2,182,670	$2,153,438
2016-4, 2.77% due 10/01/21[3,4]	2,053,165	2,030,648
2016-3, 2.77% due 09/01/21[3,4]	1,547,078	1,528,223
2015-4, 2.62% due 04/01/20[3,4]	1,488,152	1,485,362
2015-6, 2.77% due 05/01/20[3,4]	875,413	863,376
LSTAR Securities Investment Trust
2016-2, 2.77% due 03/01/21[3,4]	1,882,454	1,858,127
2015-3, 2.62% due 03/01/20[3,4]	1,684,573	1,670,488
2016-5, 2.77% due 11/01/21[3,4]	978,225	967,367
2015-10, 2.77% due 11/01/20[3,4]	783,838	777,960
CSMC Series
2014-7R, 0.74% due 10/27/36[3,4]	1,826,329	1,775,419
2014-7R, 0.74% due 12/27/37[3,4]	1,805,331	1,768,894
2014-2R, 0.79% due 02/27/46[3,4]	1,658,320	1,553,122
Nationstar HECM Loan Trust
2015-2A, 2.88% due 11/25/25[4]	1,201,836	1,202,317
2016-3A, 2.01% due 08/25/26[4]	829,997	831,782
2016-1A, 2.98% due 02/25/26[4]	552,276	551,443
LSTAR Commercial Mortgage Trust
2016-7, 2.61% due 12/01/21[3,4]	2,200,000	2,167,693
Countrywide Asset-Backed Certificates
2006-6, 0.93% due 09/25/36[3]	2,123,580	1,972,843
GSAMP Trust
2005-HE6, 1.20% due 11/25/35[3]	1,725,000	1,695,890
VOLT XLI LLC
2016-NPL1, 4.25% due 02/26/46[4,5]	1,499,817	1,515,717
Structured Asset Investment Loan Trust
2005-1, 1.48% due 02/25/35[3,4]	786,929	758,668
2005-2, 1.49% due 03/25/35[3]	700,000	666,953

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 26.0% (continued)
Residential Mortgage Backed Securities - 19.1% (continued)
Structured Asset Securities Corporation Mortgage Loan Trust
2006-BC1, 0.92% due 03/25/36[3]	1,062,456	$1,012,329
2006-NC1, 0.91% due 05/25/36[3]	322,305	304,063
GSMSC Resecuritization Trust
2014-3R, 0.76% due 11/26/36[3,4]	1,184,574	1,153,103
Banc of America Funding Ltd.
2013-R1, 0.99% due 11/03/41[3,4]	1,234,264	1,124,761
Encore Credit Receivables Trust
2005-4, 1.20% due 01/25/36[3]	1,100,000	1,078,287
CIT Mortgage Loan Trust
2007-1, 2.21% due 10/25/37[3,4]	1,070,235	1,048,565
VOLT XXXIX LLC
2015-NP13, 4.13% due 10/25/45[4,5]	1,023,324	1,029,485
VOLT LIII LLC
2016-NP13, 3.88% due 12/26/46[4,5]	1,000,000	1,001,848
VOLT L LLC
2016-NP10, 3.50% due 09/25/46[4,5]	986,626	984,006
Bayview Opportunity Master Fund Trust
2016-LT1, 3.47% due 10/28/31[4,5]	979,076	975,208
Aames Mortgage Investment Trust
2006-1, 1.08% due 04/25/36[3]	985,272	946,126
VOLT XL LLC
2015-NP14, 4.38% due 11/27/45[4,5]	935,134	942,264
Bayview Opportunity Master Fund IIIa Trust
2016-RN3, 3.60% due 09/29/31[4,5]	911,557	908,153
New Century Home Equity Loan Trust Series
2005-C, 1.01% due 12/25/35[3]	557,076	544,217

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 26.0% (continued)
Residential Mortgage Backed Securities - 19.1% (continued)
Accredited Mortgage Loan Trust
2007-1, 0.89% due 02/25/37[3]	377,389	$364,460
Total Residential Mortgage Backed Securities		43,212,605
Commerical Mortgage Backed Securities - 6.9%
CDGJ Commercial Mortgage Trust
2014-BXCH, 2.39% due 12/15/27[3,4]	3,000,000	3,003,766
Cosmopolitan Hotel Trust
2016-CSMO, 2.10% due 11/15/33[3,4]	2,700,000	2,713,534
BAMLL Commercial Mortgage Securities Trust
2014-ICTS, 1.87% due 06/15/28[3,4]	1,000,000	999,478
2014-ICTS, 2.17% due 06/15/28[3,4]	1,000,000	979,932
2014-ICTS, 2.67% due 06/15/28[3,4]	500,000	489,958
GS Mortgage Securities Corporation Trust
2016-ICE2, 4.02% due 02/15/33[3,4]	2,200,000	2,222,139
Morgan Stanley Capital I Trust
2015-XLF1, 2.89% due 08/14/19[3,4]	2,000,000	1,994,845
JP Morgan Chase Commercial Mortgage Securities Trust
2014-FL5, 2.64% due 07/15/31[3,4]	1,000,000	986,521
2014-FL5, 1.75% due 07/15/31[3,4]	621,298	621,944
Hilton USA Trust
2013-HLT, 4.60% due 11/05/30[3,4]	1,000,000	1,001,492
BLCP Hotel Trust
2014-CLRN, 2.12% due 08/15/29[3,4]	500,000	497,053
Total Commerical Mortgage Backed Securities		15,510,662
Total Collateralized Mortgage Obligations
(Cost $58,611,755)		58,723,267
CORPORATE BONDS†† - 11.8%
Financial - 8.3%
Sumitomo Mitsui Trust Bank Ltd.
1.93% due 10/18/19[3,4]	2,200,000	2,203,350
Capital One North America/Mclean VA
2.06% due 08/17/18[3]	1,500,000	1,516,083
1.72% due 09/13/19[3]	650,000	652,353

	Face Amount~	Value
CORPORATE BONDS†† - 11.8% (continued)
Financial - 8.3% (continued)
Royal Bank of Canada
1.73% due 04/15/19[3]	2,100,000	$2,108,852
Morgan Stanley
2.26% due 02/01/19[3]	2,000,000	2,036,652
National Bank of Canada
1.80% due 12/14/18[3]	2,000,000	2,008,912
US Bank North America/Cincinnati OH
1.47% due 01/29/18[3]	2,000,000	2,006,494
Santander UK plc
2.44% due 03/14/19[3]	1,900,000	1,924,947
Fifth Third Bank/Cincinnati OH
1.82% due 08/20/18[3]	1,500,000	1,509,618
Royal Bank of Scotland Group plc
1.94% due 03/31/17[3]	1,050,000	1,049,668
Bank of America North America
1.71% due 12/07/18[3]	750,000	755,241
Macquarie Bank Ltd.
1.79% due 03/24/17[3,4]	550,000	550,604
Goldman Sachs Group, Inc.
2.09% due 04/30/18[3]	360,000	363,136
Total Financial		18,685,910
Consumer, Non-cyclical - 1.1%
Tenet Healthcare Corp.
4.46% due 06/15/20[3]	1,000,000	1,007,500
6.25% due 11/01/18	200,000	211,000
AmerisourceBergen Corp.
1.15% due 05/15/17	800,000	799,708
HCA, Inc.
4.25% due 10/15/19	550,000	572,000
Total Consumer, Non-cyclical		2,590,208
Consumer, Cyclical - 0.8%
Daimler Finance North America LLC
1.59% due 08/03/17[3,4]	1,000,000	1,002,616
Lennar Corp.
4.50% due 06/15/19	850,000	877,625
Total Consumer, Cyclical		1,880,241
Industrial - 0.7%
CNH Industrial Capital LLC
3.88% due 07/16/18	1,180,000	1,199,175
3.63% due 04/15/18	300,000	303,750
Total Industrial		1,502,925
Communications - 0.5%
Level 3 Financing, Inc.
4.76% due 01/15/18[3]	1,080,000	1,081,350
Diversified - 0.4%
HRG Group, Inc.
7.88% due 07/15/19	900,000	938,250
Utilities - 0.0%**
AES Corp.
3.93% due 06/01/19[3]	62,000	62,000
Total Corporate Bonds
(Cost $26,581,389)		26,740,884

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,3 - 1.7%
Financial - 0.6%
Fly Leasing Ltd.
2.75% due 02/09/22	1,262,062	$1,270,341
Technology - 0.4%
First Data Corp.
3.00% due 03/24/21	585,226	591,810
Infor US, Inc.
2.75% due 06/03/20	370,856	371,164
Total Technology		962,974
Communications - 0.4%
Univision Communications, Inc.
3.00% due 02/28/20	830,356	834,508

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,3 - 1.7% (continued)
Consumer, Cyclical - 0.3%
Smart & Final Stores LLC
3.50% due 11/15/22	600,000	$598,314
Advantage Sales & Marketing LLC
3.25% due 07/23/21	198,982	199,529
Total Consumer, Cyclical		797,843
Total Senior Floating Rate Interests
(Cost $3,832,499)		3,865,666
Total Investments - 100.6%
(Cost $227,114,127)		$227,449,971
Other Assets & Liabilities, net - (0.6)%		(1,335,632)
Total Net Assets - 100.0%		$226,114,339

**	Less than 0.1%
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	Zero coupon rate security.
2	Rate indicated is the 7-day yield as of December 31, 2016.
3	Variable rate security. Rate indicated is rate effective at December 31, 2016.
4
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $170,896,786 (cost $170,599,892), or 75.6% of total net assets.

5	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
6	Rate indicated is effective yield at the time of purchase.

EUR	Euro
JPY	Japanese Yen
plc	Public Limited Company

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets:
Foreign Government Bonds	$—	$15,244,774	$—	$15,244,774
Money Market Fund	2,413,021	—	—	2,413,021
Federal Agency Discount Notes	—	999,770	—	999,770
Asset Backed Securities	—	119,462,589	—	119,462,589
Collateralized Mortgage Obligation	—	58,723,267	—	58,723,267
Corporate Bonds	—	26,740,884	—	26,740,884
Senior Floating Rate Interests	—	3,865,666	—	3,865,666
Forward Foreign Currency Exchange Contracts*	—	301,156	—	301,156
Total Assets	$2,413,021	$225,338,106	$—	$227,751,127

Liabilities:
Forward Foreign Currency Exchange Contracts*	$—	$40,003	$—	$40,003
Total Liabilities	$—	$40,003	$—	$40,003
*These amounts are reported as unrealized gain/(loss) as of December 31, 2016.

Other Information (unaudited)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2016, the Fund had security with a total value of $831,782 transferred from Level 3 to Level 2 due to availability of market price information available at period end.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2016:

Level 3 – Fair value measurement using significant unobservable inputs

Collateralized Mortgage Obligations
Assets:
Beginning Balance	$954,102
Paydowns Received	(118,510)
Change in Unrealized Gain/(Loss)	(3,810)
Transfers out of Level 3	(831,782)
Ending Balance	$-
Net change in unrealized appreciation (depreciation) for investments in securities still held as of December 31, 2016	$(3,810)

As of December 31, 2016, the following forward foreign currency exchange contracts were outstanding:

	Contracts to Sell	Counterparty	Settlement Date	Settlement Value	Value as of 12/31/16	Net Unrealized Appreciation (Depreciation)
EUR	4,095,000
for USD	4,356,900	Bank of New York Mellon	1/31/2017	$4,356,900	$4,317,514	$39,386
EUR	1,020,000
for USD	1,097,596	Bank of New York Mellon	1/20/2017	1,097,596	1,074,669	22,927
EUR	3,240,000
for USD	3,412,044	Bank of New York Mellon	3/17/2017	3,412,044	3,423,630	(11,586)
EUR	2,140,000
for USD	2,245,267	Bank of New York Mellon	3/10/2017	2,245,267	2,260,358	(15,091)
JPY	230,000,000
for USD	2,209,966	Bank of New York Mellon	1/30/2017	2,209,966	1,971,123	238,843
JPY	260,000,000
for USD	2,222,013	Bank of New York Mellon	4/6/2017	2,222,013	2,235,369	(13,356)
Net unrealized appreciation for forward foreign currency exchange contracts						$261,123

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face
	Amount~/Shares	Value
SHORT TERM INVESTMENTS - 7.0%
FOREIGN GOVERNMENT BONDS†† - 4.8%
Republic of Portugal
0.00% due 03/17/17[1]	EUR1,905,000	$2,005,379
0.00% due 01/20/17[1]	EUR 600,000	631,587
Republic of Italy
0.00% due 01/31/17[1]	EUR2,495,000	2,626,958
Government of Japan
0.00% due 01/30/17[1]	JPY140,000,000	1,197,973
Total Foreign Government Bonds
(Cost $6,619,302)		6,461,897
FEDERAL AGENCY DISCOUNT NOTES†† - 0.8%
Federal Home Loan Bank
0.46% due 01/19/17[6]	$1,000,000	999,770
(Cost $999,770)
U.S. GOVERNMENT SECURITIES†† - 0.6%
U.S. Treasury Bill
0.32% due 01/26/17[6]	800,000	799,785
(Cost $799,824)
MONEY MARKET INSTRUMENTS† - 0.8%
Dreyfus Treasury Prime Cash Management Institutional Shares
0.31%[2]	1,019,867	1,019,867
(Cost $1,019,867)
Total Short Term Investments
(Cost $9,438,763)		9,281,319
	Face
	Amount~	Value
ASSET BACKED SECURITIES†† - 53.5%
Collateralized Loan Obligations - 51.7%
CIFC Funding Ltd.
2007-2A, 2.48% due 04/15/21[3,4]	1,750,000	1,721,741
2012-1A, 3.00% due 08/14/24[3,4]	1,000,000	1,001,936
2014-4A, 2.37% due 10/17/26[3,4]	1,000,000	1,000,463
2007-1A, 2.38% due 05/10/21[3,4]	1,000,000	981,922
Golub Capital Partners CLO Ltd.
2016-33A, 3.39% due 11/21/28[3,4]	1,500,000	1,494,289
2015-25A, 2.68% due 08/05/27[3,4]	1,200,000	1,170,592
Venture XVI CLO Ltd.
2014-16A, 2.38% due 04/15/26[3,4]	2,250,000	2,249,903
Baker Street CLO II Ltd.
2006-1A, 1.61% due 10/15/19[3,4]	2,200,000	2,190,075
Tennenbaum Senior Loan Funding III LLC
2014-3, 2.28% due 10/24/24[3]	2,000,000	1,996,974

	Face Amount~	Value
ASSET BACKED SECURITIES†† - 53.5% (continued)
Collateralized Loan Obligations - 51.7% (continued)
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.77% due 04/28/26[3,4]	$1,000,000	$996,610
2014-3A, 3.37% due 04/28/26[3,4]	1,000,000	993,086
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 2.78% due 10/15/26[3,4]	2,000,000	1,985,088
FS Senior Funding Ltd.
2015-1A, 2.68% due 05/28/25[3,4]	1,850,000	1,834,951
Steele Creek CLO Ltd.
2014-1A, 3.16% due 08/21/26[3,4]	1,800,000	1,791,071
Carlyle Global Market Strategies CLO Ltd.
2013-4A, 2.35% due 10/15/25[3,4]	1,000,000	999,961
2012-2A, 3.78% due 07/20/23[3,4]	550,000	553,425
Neuberger Berman CLO XII Ltd.
2014-12A, 2.98% due 07/25/23[3,4]	1,550,000	1,549,991
CFIP CLO Ltd.
2014-1A, 2.35% due 04/13/25[3,4]	1,500,000	1,494,584
Duane Street CLO IV Ltd.
2007-4A, 3.15% due 11/14/21[3,4]	750,000	741,567
2007-4A, 1.90% due 11/14/21[3,4]	750,000	730,175
Vibrant CLO III Ltd.
2016-3A, 2.39% due 04/20/26[3,4]	1,300,000	1,296,998
Tralee CLO III Ltd.
2016-3A, 2.31% due 07/20/26[3,4]	1,300,000	1,296,429
ACAS CLO Ltd.
2012-1A, 3.32% due 09/20/23[3,4]	1,250,000	1,249,942
Marea CLO Ltd.
2015-1A, 2.68% due 10/15/23[3,4]	1,250,000	1,247,921
Telos CLO Ltd.
2014-5A, 2.43% due 04/17/25[3,4]	1,000,000	998,602
2014-5A, 3.03% due 04/17/25[3,4]	250,000	249,162
Great Lakes CLO Ltd.
2014-1A, 2.73% due 04/15/25[3,4]	500,000	499,991
2014-1A, 3.48% due 04/15/25[3,4]	500,000	491,848

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount~	Value
ASSET BACKED SECURITIES†† - 53.5% (continued)
Collateralized Loan Obligations - 51.7% (continued)
2014-1A, 4.58% due 04/15/25[3,4]	$250,000	$243,248
Northwoods Capital XIV Ltd.
2014-14A, 2.50% due 11/12/25[3,4]	1,200,000	1,201,838
Lime Street CLO Ltd.
2007-1A, 1.95% due 06/20/21[3,4]	1,250,000	1,156,424
Resource Capital Corporation Ltd.
2014-CRE2, 1.75% due 04/15/32[3,4]	1,112,781	1,106,517
Madison Park Funding VIII Ltd.
2012-8A, 3.08% due 04/22/22[3,4]	1,100,000	1,100,008
TICP CLO II Ltd.
2014-2A, 2.93% due 07/20/26[3,4]	1,100,000	1,099,938
Ares XXIII CLO Ltd.
2012-1A, 3.08% due 04/19/23[3,4]	1,000,000	1,008,137
ACIS CLO Ltd.
2015-6A, 2.48% due 05/01/27[3,4]	1,000,000	1,004,978
Highbridge Loan Management Ltd.
2012-1A, 3.25% due 09/20/22[3,4]	1,000,000	1,001,313
ALM XIV Ltd.
2014-14A, 2.32% due 07/28/26[3,4]	1,000,000	1,000,943
Regatta V Funding Ltd.
2014-1A, 4.03% due 10/25/26[3,4]	1,000,000	1,000,147
LCM X, LP
2014-10A, 3.73% due 04/15/22[3,4]	1,000,000	1,000,000
Cavalry CLO II
2013-2A, 2.23% due 01/17/24[3,4]	1,000,000	999,985
Cerberus Loan Funding XVI, LP
2016-2A, 2.94% due 11/17/27[3,4]	1,000,000	999,681
WhiteHorse VI Ltd.
2016-1A, 2.78% due 02/03/25[3,4]	1,000,000	999,187
Cent CLO Ltd.
2013-19A, 2.22% due 10/29/25[3,4]	1,000,000	998,854
LCM XII, LP
2015-12A, 2.14% due 10/19/22[3,4]	1,000,000	998,824
Dryden XXXI Senior Loan Fund
2014-31A, 2.23% due 04/18/26[3,4]	1,000,000	998,507

	Face Amount~	Value
ASSET BACKED SECURITIES†† - 53.5% (continued)
Collateralized Loan Obligations - 51.7% (continued)
Venture XI CLO Ltd.
2015-11A, 2.85% due 11/14/22[3,4]	$1,000,000	$998,051
PFP Ltd.
2015-2, 2.71% due 07/14/34[3,4]	1,000,000	998,000
GoldenTree Loan Opportunities VII Ltd.
2013-7A, 2.03% due 04/25/25[3,4]	1,000,000	997,727
Fortress Credit Investments IV Ltd.
2015-4A, 2.78% due 07/17/23[3,4]	1,000,000	994,745
NewMark Capital Funding CLO Ltd.
2013-1A, 2.05% due 06/02/25[3,4]	1,000,000	994,652
Golub Capital BDC CLO LLC
2014-1A, 3.38% due 04/25/26[3,4]	1,000,000	986,157
Monroe Capital CLO Ltd.
2014-1A, 2.68% due 10/22/26[3,4]	1,000,000	984,439
Rockwall CDO II Ltd.
2007-1A, 1.44% due 08/01/24[3,4]	1,000,000	981,304
WhiteHorse IV Ltd.
2007-4A, 2.33% due 01/17/20[3,4]	1,000,000	980,615
Marathon CLO VI Ltd.
2014-6A, 2.95% due 05/13/25[3,4]	750,000	743,846
Black Diamond CLO Ltd.
2012-1A, 2.29% due 02/01/23[3,4]	716,398	712,998
Venture VII CDO Ltd.
2006-7A, 1.11% due 01/20/22[3,4]	642,128	637,465
BNPP IP CLO Ltd.
2014-1A, 2.34% due 04/24/26[3,4]	600,000	599,297
TICP CLO I Ltd.
2014-1A, 2.38% due 04/26/26[3,4]	600,000	598,277
Palmer Square CLO Ltd.
2014-1A, 3.43% due 10/17/22[3,4]	500,000	500,000
Flagship CLO VI
2007-1A, 3.35% due 06/10/21[3,4]	500,000	498,758
CVP Cascade CLO Ltd.
2013-CLO1, 2.33% due 01/16/26[3,4]	500,000	498,273
Madison Park Funding V Ltd.
2007-5A, 2.39% due 02/26/21[3,4]	500,000	485,995

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount~	Value
ASSET BACKED SECURITIES†† - 53.5% (continued)
Collateralized Loan Obligations - 51.7% (continued)
Cerberus Onshore II CLO LLC
2014-1A, 2.88% due 10/15/23[3,4]	$482,819	$482,545
San Gabriel CLO Ltd.
2007-1A, 3.20% due 09/10/21[3,4]	400,000	399,107
Franklin CLO VI Ltd.
2007-6A, 1.12% due 08/09/19[3,4]	301,133	300,032
NewStar Commercial Loan Funding LLC
2014-1A, 3.48% due 04/20/25[3,4]	250,000	247,855
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.48% due 07/25/25[3,4]	250,000	244,020
Total Collateralized Loan Obligations		68,591,984
Collateralized Debt Obligations - 1.5%
Anchorage Credit Funding 4 Ltd.
2016-4A, 3.50% due 02/15/35[4]	1,250,000	1,214,347
Triaxx Prime CDO Ltd.
2006-2A, 1.03% due 10/02/39[3,4]	700,645	677,797
SRERS Funding Ltd.
2011-RS, 0.90% due 05/09/46[3,4]	73,728	72,639
Gramercy Real Estate CDO Ltd.
2006-1A, 1.25% due 07/25/41[3,4]	54,317	54,235
Total Collateralized Debt Obligations		2,019,018
Financial - 0.3%
CCR, Inc. MT100 Payment Rights Master Trust
2010-CX, 1.11% due 07/10/17[3]	419,619	417,908
Total Asset Backed Securities
(Cost $70,907,775)		71,028,910
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 24.8%
Residential Mortgage Backed Securities - 18.5%
CSMC Series
2014-7R, 0.74% due 12/27/37[3,4]	1,805,331	1,768,894
2014-7R, 0.74% due 10/27/36[3,4]	1,765,452	1,716,238
2014-2R, 0.79% due 02/27/46[3,4]	1,400,359	1,311,525

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 24.8% (continued)
Residential Mortgage Backed Securities - 18.5% (continued)
LSTAR Securities Investment Ltd.
2016-6, 2.77% due 11/01/21[3,4]	$1,289,760	$1,272,486
2016-4, 2.62% due 10/01/21[3,4]	1,271,007	1,257,068
LSTAR Securities Investment Trust
2015-3, 2.62% due 03/01/20[3,4]	1,010,744	1,002,293
2016-5, 2.77% due 11/01/21[3,4]	978,225	967,367
Nationstar HECM Loan Trust
2016-3A, 2.01% due 08/25/26[4]	821,697	823,464
2016-1A, 2.98% due 02/25/26[4]	552,276	551,443
2015-2A, 2.88% due 11/25/25[4]	493,061	493,258
GSAMP Trust
2005-HE6, 1.20% due 11/25/35[3]	1,650,000	1,622,156
Structured Asset Investment Loan Trust
2005-1, 1.48% due 02/25/35[3,4]	740,639	714,040
2005-2, 1.49% due 03/25/35[3]	700,000	666,953
LSTAR Commercial Mortgage Trust
2016-7, 2.61% due 12/01/21[3,4]	1,300,000	1,280,909
Countrywide Asset-Backed Certificates
2006-6, 0.93% due 09/25/36[3]	1,374,081	1,276,546
GSMSC Resecuritization Trust
2014-3R, 0.76% due 11/26/36[3,4]	1,184,574	1,153,103
Encore Credit Receivables Trust
2005-4, 1.20% due 01/25/36[3]	1,100,000	1,078,287
VOLT XLI LLC
2016-NPL1, 4.25% due 02/26/46[4,5]	974,881	985,216
VOLT L LLC
2016-NP10, 3.50% due 09/25/46[4,5]	986,626	984,006
Bayview Opportunity Master Fund IIIa Trust
2016-RN3, 3.60% due 09/29/31[4,5]	911,557	908,153
Banc of America Funding Ltd.
2013-R1, 0.75% due 11/03/41[3,4]	925,698	843,571

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 24.8% (continued)
Residential Mortgage Backed Securities - 18.5% (continued)
VOLT XL LLC
2015-NP14, 4.38% due 11/27/45[4,5]	$623,422	$628,176
New Century Home Equity Loan Trust Series
2005-C, 1.01% due 12/25/35[3]	458,768	448,179
CIT Mortgage Loan Trust
2007-1, 2.21% due 10/25/37[3,4]	345,237	338,247
Structured Asset Securities Corporation Mortgage Loan Trust
2006-NC1, 0.91% due 05/25/36[3]	322,305	304,063
Accredited Mortgage Loan Trust
2007-1, 0.89% due 02/25/37[3]	196,899	190,153
Total Residential Mortgage Backed Securities		24,585,794
Commercial Mortgage Backed Securities - 6.3%
BAMLL Commercial Mortgage Securities Trust
2014-ICTS, 1.80% due 06/15/28[3,4]	1,000,000	999,478
2014-ICTS, 2.10% due 06/15/28[3,4]	1,000,000	979,932
2014-ICTS, 2.60% due 06/15/28[3,4]	500,000	489,958
Cosmopolitan Hotel Trust
2016-CSMO, 2.10% due 11/15/33[3,4]	1,700,000	1,708,521
JP Morgan Chase Commercial Mortgage Securities Trust
2014-FL5, 2.64% due 07/15/31[3,4]	1,000,000	986,521
2014-FL5, 1.70% due 07/15/31[3,4]	621,298	621,944
GS Mortgage Securities Corporation Trust
2016-ICE2, 3.95% due 02/15/33[3,4]	1,400,000	1,414,088
Hilton USA Trust
2013-HLT, 4.45% due 11/05/30[3,4]	700,000	701,045
BLCP Hotel Trust
2014-CLRN, 2.05% due 08/15/29[3,4]	500,000	497,053
Total Commercial Mortgage Backed Securities		8,398,540
Total Collateralized Mortgage Obligations
(Cost $32,895,459)		32,984,334

	Face Amount~	Value
CORPORATE BONDS†† - 12.1%
Financial - 8.1%
Morgan Stanley
2.26% due 02/01/19[3]	$1,300,000	$1,323,824
Capital One North America/Mclean VA
2.06% due 08/17/18[3]	1,200,000	1,212,866
1.72% due 09/13/19[3]	100,000	100,362
Fifth Third Bank/Cincinnati OH
1.82% due 08/20/18[3]	1,300,000	1,308,336
Royal Bank of Canada
1.59% due 04/15/19[3]	1,300,000	1,305,479
US Bank North America/Cincinnati OH
1.47% due 01/29/18[3]	1,300,000	1,304,221
Sumitomo Mitsui Trust Bank Ltd.
1.79% due 10/18/19[3,4]	1,300,000	1,301,979
Santander UK plc
2.44% due 03/14/19[3]	1,200,000	1,215,756
Royal Bank of Scotland Group plc
1.94% due 03/31/17[3]	1,000,000	999,684
Macquarie Bank Ltd.
1.79% due 03/24/17[3,4]	500,000	500,550
Goldman Sachs Group, Inc.
2.09% due 04/30/18[3]	300,000	302,613
Total Financial		10,875,670
Consumer, Non-cyclical - 0.9%
Tenet Healthcare Corp.
6.25% due 11/01/18	650,000	685,750
AmerisourceBergen Corp.
1.15% due 05/15/17	300,000	299,891
HCA, Inc.
4.25% due 10/15/19	200,000	208,000
Total Consumer, Non-cyclical		1,193,641
Communications - 0.9%
Level 3 Financing, Inc.
4.76% due 01/15/18[3]	1,180,000	1,181,475
Diversified - 0.8%
HRG Group, Inc.
7.88% due 07/15/19	1,000,000	1,042,500
Consumer, Cyclical - 0.8%
Daimler Finance North America LLC
1.59% due 08/03/17[3,4]	1,000,000	1,002,616
Industrial - 0.6%
CNH Industrial Capital LLC
3.88% due 07/16/18	750,000	762,188
Utilities - 0.0%**
AES Corp.
3.93% due 06/01/19[3]	44,000	44,000
Total Corporate Bonds
(Cost $16,027,054)		16,102,090
SENIOR FLOATING RATE INTERESTS††,3 - 2.2%
Technology - 1.4%
Ciena Corp.
3.50% due 04/25/21	497,500	499,988
3.00% due 07/15/19	488,750	490,583

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,3 - 2.2% (continued)
Technology - 1.4% (continued)
First Data Corp.
3.00% due 03/24/21	$630,243	$637,333
Infor US, Inc.
2.75% due 06/03/20	224,579	224,765
Total Technology		1,852,669
Financial - 0.5%
Fly Leasing Ltd.
2.75% due 02/09/22	635,236	639,403

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,3 - 2.2% (continued)
	Communications - 0.3%
	Univision Communications, Inc.
3.00% due 02/28/20	$437,214	$439,400
	Total Senior Floating Rate Interests
(Cost $2,905,608)		2,931,472
	Total Investments - 99.6%
	(Cost $132,174,659)	$132,328,125
	Other Assets & Liabilities, net - 0.4%	553,521
	Total Net Assets - 100.0%	$132,881,646

~	The face amount is denominated in U.S. Dollars, unless otherwise noted.
**	Less than 0.1%
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	Zero coupon rate security.
2	Rate indicated is the 7-day yield as of December 31, 2016.
3	Variable rate security. Rate indicated is rate effective at December 31, 2016.
4
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $98,817,172 (cost $98,718,475), or 74.4% of total net assets.

5	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
6	Rate indicated is effective yield at the time of purchase.

plc	Public Limited Company
EUR	Euro
JPY	Japanese Yen

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Foreign Government Bonds	$—	$6,461,897	$—	$6,461,897
Federal Agency Discount Notes	—	999,770	—	999,770
U.S. Government Securities	—	799,785	—	799,785
Money Market Instruments	1,019,867	—	—	1,019,867
Asset Backed Securities	—	71,028,910	—	71,028,910
Collateralized Mortgage Obligations	—	32,984,334	—	32,984,334
Corporate Bonds	—	16,102,090	—	16,102,090
Senior Floating Rate Interests	—	2,931,472	—	2,931,472
Forward Foreign Currency Exchange Contracts*	—	182,866	—	182,866
Total Assets	$1,019,867	$131,491,124	$—	$132,510,991
Liabilities
Forward Foreign Currency Exchange Contracts*	$—	$6,812	$—	$6,812
*These amount are reported as unrealized gain/(loss) as of December 31, 2016.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

Other Information (unaudited)

The transfers in and out of the valuation levels as of December 31, 2016 compared to the valuation levels at the end of the previous fiscal year are detailed below:

Transfer from Level 3 to Level 2	$ 823,464

The transfer from Level 3 to Level 2 is due to the availability of market price information at period end.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the year ended December 31, 2016:

Level 3 - Fair value measurements using significant unobservable inputs

Collateralized Mortgage Obligations
Assets:
Beginning Balance	$944,561
Paydowns Received	(117,325)
Change in Unrealized Gain/(Loss)	(3,772)
Transfers out of Level 3	(823,464)
Ending Balance	$-
Net change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2016	$(3,772)

As of December 31, 2016, the following forward foreign currency exchange contracts were outstanding:

Contracts to Sell		Counterparty	Settlement Date	Settlement Value	Value at 12/31/16	Net Unrealized Appreciation (Depreciation)
EUR	600,000
for USD	645,645	Bank of America Merrill Lynch	1/20/2017	$645,645	$632,159	$13,486
EUR	2,495,000
for USD	2,654,570	JP Morgan Chase	1/31/2017	2,654,570	2,630,573	23,997
EUR	1,905,000
for USD	2,006,156	Morgan Stanley	3/17/2017	2,006,156	2,012,968	(6,812)
JPY	140,000,000
for USD	1,345,197	Morgan Stanley	1/30/2017	1,345,197	1,199,814	145,383
Total unrealized appreciation for forward foreign currency exchange contracts						$176,054

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
For information on the Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III's (the “Funds”) policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.
1. Significant Accounting Policies

The Guggenheim Strategy Funds Trust (the ”Trust”) operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Fund's securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Trust's officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

Open-end investment companies ("Mutual Funds") are valued at their NAV as of the close of business on the valuation date. Exchange-Traded Funds ("ETFs") and closed-end investment companies (“CEFs”) are valued at the last quoted sale price. U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business. Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury yields, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term securities with remaining maturities of 60 days or less are valued at market price, or if a market price is not available, at amortized cost, provided such amount approximates market value. Money market funds are valued at net asset value.

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes. If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued by the Valuation Committee.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Partners Investment Management, LLC ("GPIM" or the “Investment Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Investment Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

Senior loans in which the Funds invest generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at December 31, 2016.

2. Fair Value Measurement

In accordance with GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined under the Valuation Procedures that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e., prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. The Funds’ fair valuation guidelines categorize these securities as Level 3 securities.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

3. Federal Income Taxes

As of December 31, 2016, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:
Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Guggenheim Strategy Fund I	$411,888,811	$1,098,485	$(1,529,434)	$(430,949)
Guggenheim Strategy Fund II	386,477,381	1,393,094	(1,403,026)	(9,932)
Guggenheim Strategy Fund III	227,114,127	1,152,450	(816,606)	335,844
Guggenheim Variable Insurance Strategy Fund III	132,174,659	706,152	(552,686)	153,466

4. Repurchase Agreements

Each of the Funds may engage in repurchase agreements.  Repurchase agreements are fixed income securities in the form of agreements backed by collateral.  These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future.  The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund.  Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.   Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities.  Interest earned is recorded as a component of interest income on the Statements of Operations.

The use of repurchase agreements involves certain risks.  For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Funds may incur a loss upon disposition of them.  In the event of an insolvency or bankruptcy by the selling institution, the Funds’ right to control the collateral could be affected and result in certain costs and delays.  In addition, the Funds could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

As of December 31, 2016, the repurchase agreements in the joint account were as follows:

Fund	Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Guggenheim Strategy Fund I	Mizuho Securities Company Ltd., 1.65% due 03/06/17	$11,820,000	$11,861,173	Novastar Home Equity Loan, 0.93% due 01/25/2037	$40,700,000	$17,680,133

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred.  There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights.  The Funds’ Investment Adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

SUPPLEMENTAL INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Funds’ registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.  Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)	There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.
Item 3.   Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Guggenheim Strategy Funds Trust
By:                  /s/ Donald C. Cacciapaglia
Name:    Donald C. Cacciapaglia
Title:      President and Chief Executive Officer
Date:                     February 28, 2017
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:                /s/ Donald C. Cacciapaglia
Name:  Donald C. Cacciapaglia
Title:    President and Chief Executive Officer
Date:                   February 28, 2017
By:                 /s/ John L. Sullivan
Name:  John L. Sullivan
Title:    Chief Financial Officer, Chief Accounting Officer and Treasurer
Date:                   February 28, 2017